Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2025
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0	$ 0	$ 0	$ 0.5	$ 0.5	$ 0.5
2023 Dividend | October 30, 2023
Retained Earnings Adjustments [Line Items]
Dividend declared															0.5
2024 Dividend | October 28, 2024
Retained Earnings Adjustments [Line Items]
Dividend declared														0.5
2025 Dividend | October 27, 2025
Retained Earnings Adjustments [Line Items]
Dividend declared													$ 0.5
American Depositary Shares
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares													426
ADSs repurchased during period, cost													$ 24,312
Average purchase price per ADS													$ 57.04
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares																$ 50,000
American Depositary Shares | 2023 Dividend | October 30, 2023
Retained Earnings Adjustments [Line Items]
Dividend declared															$ 2
American Depositary Shares | 2024 Dividend | October 28, 2024
Retained Earnings Adjustments [Line Items]
Dividend declared														$ 2
American Depositary Shares | 2025 Dividend | October 27, 2025
Retained Earnings Adjustments [Line Items]
Dividend declared													$ 2